Acquisitions and Divestitures	6 Months Ended
Sep. 30, 2023
Business Combinations [Abstract]
Acquisitions and Divestitures
4.	Acquisitions and Divestitures
(1) DHC Corporation acquisition
On November 11, 2022, in an effort to expand ORIX Group’s network in the healthcare business, the Company executed a share purchase agreement with Mr. Yoshiaki Yoshida, a major shareholder of DHC Corporation (hereinafter, “DHC”), and reached a basic agreement to acquire the shares of DHC. On January 31, 2023, as the date of the business combination, the Company acquired the total number of issued shares of DHC and DHC became a wholly owned subsidiary of the Company.
The total cost of the acquisition consideration is ¥300,000 million, which is paid in cash.
Transaction costs of ¥3,435 million were included in selling, general and administrative expenses in the Company’s consolidated statements of income for the year ended March 31, 2022 and 2023.
The Company allocated the acquisition consideration to DHC’s respective assets acquired and liabilities assumed, and recorded the identified assets and liabilities based on their fair values at the acquisition date by the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”).
The following table provides preliminary fair value amounts allocated to assets acquired and liabilities assumed from DHC. The acquisition occurred during the three months ended March 31, 2023, and purchase price allocation has not yet been finalized as of November 13, 2023. In particular, the final fair value measurements for certain acquired intangible assets have not yet been completed, which could result in a change in the amount of the intangible assets. This change is not expected to have a significant effect on the Company’s consolidated statement of income.

Millions of yen
Fair value amounts of assets, liabilities
Cash and Cash Equivalents	¥101,254
Property under Facility Operations	18,498
Trade Notes, Accounts and Other Receivable	11,117
Inventories	19,097
Office Facilities	17,763
Other Assets and other	199,415

Total Assets	367,144

Short-Term Debt	5,000
Trade Notes, Accounts and Other Payable	13,748
Current and Deferred Income Taxes	29,752
Other Liabilities	18,292

Total Liabilities	66,792

Noncontrolling interests	353

Net	¥300,000

Goodwill and other intangible assets that were identified in connection with the acquisition are included in other assets in the above table and the Company’s consolidated balance sheet as of September 30, 2023. The amounts of preliminary fair value of goodwill and identifiable intangible assets at the time of acquisition were ¥99,906 million and ¥95,513 million, respectively. Goodwill is measured as an excess of consideration transferred over the net assets acquired recognized at fair value. The Company calculated the amount of goodwill based on estimates of fair value of assets acquired and liabilities assumed. The goodwill represents the future growth of ORIX Group from new revenue streams arising from the consolidation of DHC and synergies with the existing Company’s assets and businesses. The goodwill is not deductible for income tax purposes. The goodwill and other intangible assets recorded in connection with this acquisition are included in PE Investment and Concession segment.

Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Trade names	¥68,800	—

Subtotal	68,800

Intangibles subject to amortization:
License	15,500	15
Customer relationships	11,213	16

Subtotal	26,713

Total	¥95,513

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2021, the beginning of the fiscal year ended March 31, 2022:

Millions of yen
Six months ended September 30, 2022
Total revenues	¥1,410,833
Net Income	131,971
The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date.
(2) Other Acquisitions
There were no other individually material acquisitions during the year ended March 31, 2023 or the six months ended September 30, 2023.
(3) Divestitures
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2022 and 2023 amounted to ¥8,589 million and ¥3,628 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2022 mainly consisted of ¥137 million in Real Estate segment, ¥4,048 million in ORIX USA segment and ¥4,420 million in Asia and Australia segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2023 mainly consisted of ¥229 million in En
v
ironment and Energy segment, ¥929 million in ORIX USA segment and ¥2,502 million in ORIX Europe segment.
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2022 and 2023 amounted to ¥5,486 million and ¥2,673 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2022 mainly consisted of ¥137 million in Real Estate segment, ¥3,299 million in ORIX USA segment and ¥2,066 million in Asia and Australia segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2023 mainly consisted of ¥111 million in ORIX USA segment and ¥2,502 million in ORIX Europe segment.